Disclosure of detailed information about decommissioning liability (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 1	$ 3,679
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 2	146
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 3	3,825
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 4	(36)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 5	(4)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 6	(40)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 7	(53)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 8	(5)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 9	(58)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 10	46
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 11	3
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 12	49
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 13	3,636
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 14	140
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 15	3,776
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 16	146
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 17	(3)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 18	143
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 19	(3)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 20	(8)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 21	(11)
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 22	60
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 23	3
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 24	63
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 25	3,839
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 26	132
Decommissioning Liability Disclosure Of Detailed Information About Decommissioning Liability 27	$ 3,971